Issued Capital	12 Months Ended
Apr. 30, 2021
Disclosure of classes of share capital [abstract]
Issued Capital

9. Issued Capital

9.1 Common Shares

The authorized share capital of the Company is comprised of an unlimited number of common shares and unlimited number of preferred shares issuable in series without par value.

Common shares subject to certain hold periods are set out as follows:

Number of Common Shares
Common shares issued at $0.10 per share	9,000,000
Common shares issued at $0.25 per share	1,166,690
Common shares issued to acquire royalties and royalty options (Note 7)	6,651,648

The common shares issued pursuant to the subscription agreements at $0.10 per share are subject to contractual hold periods, which will expire as follows:

a) one-third (1/3) on December 11, 2021,

b) one-third (1/3) on June 11, 2022, and

c) one-third (1/3) on December 11, 2022.

As at April 30, 2021, 1,166,690 common shares issued pursuant to the subscription agreements at $0.25 per share are subject to a contractual hold period until June 11, 2021.

Common shares subject to escrow provisions (Note 9.3) are set out as follows:

Number of Common Shares
Common shares issued in private placements	902,500
Common shares issued to UEC to acquire royalties	3,000,000
Common shares issued to Mega to acquire royalty option and upon exercise of Option SW	526,044

9.2 Warrant Reserves

The following outlines the movements of the Company’s warrants and special warrants:

	Number of Warrants	Number of Special Warrants	Amount
			($)
Balance, as at April 30, 2019	-	1,349,503	2,024,255
Special warrants issued at fair value of $1.50 per warrant	-	2,233,334	3,350,001
Special warrants issued to acquire royalties	-	1,354,167	2,031,251
Common shares issued upon exercise of special warrants	-	(3,203,670)	(4,805,506)
Initial public offering:
Listed warrants issued for cash	20,000,000	-	5,244,755
Listed warrants issued on automatic exercise of qualifying special warrants	1,733,334	(1,733,334)	(2,145,455)
Listed Warrants issued on exercise of over-allotment option	861,000	-	215,250
Agents’ fees and issuance costs	-	-	(292,935)
Common share purchase warrants issued to settle other payable	500,000	-	195,089
Listed Warrants issued to acquire royalties (Note 7)	4,803,296	-	1,259,606
Balance, as at April 30, 2020	27,897,630	-	7,076,311
Common shares issued upon exercise of warrants	(2,769,293)	-	(724,160)
Balance, as at April 30, 2021	25,128,337	-	6,352,151

As at April 30, 2021, there are 24,834,219 Listed Warrants, and 294,118 unlisted common share purchase warrants (the “Unlisted Warrants”). The Unlisted Warrants are exercisable into one common share at an exercise price of $1.40 per share until December 6, 2024.

Common share purchase warrants subject to certain hold periods are set out as follows:

Number of Warrants
Listed Warrants issued to acquire royalties (Note7)	2,401,648

9.3 Escrow Agreements

The Company has entered into escrow agreements (the “Escrow Agreements”) with several directors and senior officers of the Company, Mega and UEC pursuant to the National Policy and the TSX-V Policy. As at April 30, 2021, 4,428,544 common shares are subject to escrow provisions as set out in the Escrow Agreements. Such common shares are released from escrow on June 11, 2021.

9.4 Long Term Incentive Plan

The Company has adopted the long term incentive plan (the “LTIP”) which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units, options and stock appreciation rights to directors, key employees and consultants. The LTIP is available to directors, key employees and consultants of the Company, as determined by the Board of Directors. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10,775,285 common shares.

So long as it may be required by the rules and policies of the TSX-V: (a) the total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.

The number of options to be granted, the exercise price(s) and the time(s) at which an option may be exercised shall be determined by the Board, in its sole discretion, provided that the exercise price of options shall not be lower than the exercise price permitted by the TSX-V, and further provided that the term of any option shall not exceed ten years. So long as it may be required by the rules and policies of the TSX-V: (a) options shall not be granted if the exercise thereof would result in the issuance of more than 2% of the issued common shares in any twelve-month period to any one consultant or to persons conducting investor relations activities; and (b) the grant value of common shares issued or reserved for issuance pursuant to options granted under the LTIP to any one non-executive director (excluding the Chair of the Board, if any) plus the number of common shares that are reserved at that time for issue or are issuable to such non-executive director pursuant to any other security-based compensation agreement shall not exceed $100,000 in any fiscal year, calculated by the Company as of the grant date. All options granted under the LTIP to persons providing investor relations activities will vest and become exercisable over a period of not less than twelve months, with no more than one quarter of such options vesting and becoming exercisable in any three month period.

No share-based awards have been granted by the Company during the year ended April 30, 2021 and 2020. 875,000 stock options were granted by the Company subsequent to April 30, 2021. (Note 16).